Components of Accrued Expenses and Other Payables (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accounts Payable and Accrued Liabilities [Line Items]
Payable for business acquisition-current	$ 11,205	$ 3,919
Accrued payroll and employee welfare	10,384	6,069
Accrued bonus	10,470	8,693
Accrued subcontract costs and reimbursable operating costs	8,249	8,203
Business tax payable	3,706	2,782
Other taxes payable	1,546	1,252
Proceeds from discounted nonvested shares granted, net of forfeiture	910
Professional fee	884	1,184
Advance from customer	3,410	1,173
Payable for purchase of property and equipment	1,497	925
Foreign currency forward exchange contract	253	332
Other accrued liabilities	2,466	1,845
Total	$ 54,980	$ 36,377